As filed with the Securities and Exchange Commission on September 27, 2002


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 117


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 119


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                 Leslie K. Klenk
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to Rule 485, paragraph (b)(1) on _________________ pursuant to Rule 485, paragraph (b)(1)
        60 days after filing pursuant to Rule 485, paragraph (a)(1)
        on _________________ pursuant to Rule 485, paragraph (a)(1)
        75 days after filing pursuant to Rule 485, paragraph (a)(2)
        on _________________ pursuant to Rule 485, paragraph (a)(2)

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: BrownIA Intermediate Bond Fund.

                                   PROSPECTUS




                                 October 1, 2002



                         BROWNIA INTERMEDIATE BOND FUND




  THE FUND SEEKS HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL
               WITHIN AN INTERMEDIATE - TERM MATURITY STRUCTURE.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
       COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                               TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                            2
         Investment Objective                                                  2
         Principal Investment Strategies                                       2
         Principal Risks of Investing in the Fund                              3

PERFORMANCE INFORMATION                                                        5

FEE TABLE                                                                      8

MANAGEMENT                                                                    10

YOUR ACCOUNT                                                                  13
         How to Contact the Fund                                              13
         General Information                                                  13
         Buying Shares                                                        14
         Selling Shares                                                       17
         Choosing a Share Class                                               21
         Exchange Privileges                                                  24

OTHER INFORMATION                                                             25

FINANCIAL HIGHLIGHTS                                                          28

RISK/RETURN SUMMARY


[MARGIN CALLOUT BOX: CONCEPTS TO UNDERSTAND

FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

U.S. GOVERNMENT SECURITY means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MORTGAGE-BACKED SECURITY means a fixed income security representing an interest in a pool of underlying mortgage loans.

ASSET-BACKED  SECURITY means a fixed income security representing an interest in
an  underlying  pool  of  assets  such  as  automobile   loans  or  credit  card
receivables.

MATURITY means the date on which a debt security is (or may be) due and payable.

NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates debt securities by relative credit risk.

YIELD CURVE means a graph that plots the yield of all fixed income securities of similar quality against the securities' maturities.]


This  Prospectus  offers   Institutional  Shares  and  A  Shares  of  the  Fund.
Institutional Shares are designed for institutional investors. A Shares are designed for retail investors.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate - term maturity structure.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings) in fixed income securities such as U.S. Government securities, corporate debt securities, mortgage-backed and asset-backed securities (the "80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% Policy.

PORTFOLIO MATURITY The Fund invests in fixed income securities that primarily have an intermediate maturity, which is between one and ten years. Under normal circumstances, the Fund's portfolio will have an average weighted maturity between 3 and 10 years ("Maturity Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes the limitations associated with its Maturity Policy. The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity. For example, if interest rates increase by 1%, under the Fund's duration policy, the value of the Fund may decrease between 2% to 5%.

PORTFOLIO SECURITIES CREDIT Ratings The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of an NRSRO or is unrated and deemed to be of comparable quality by Brown Investment Advisory Incorporated (the "Adviser").

THE ADVISER'S PROCESS The Adviser determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio. This is based on its analysis of economic factors such as the interest rate outlook and technical factors such as the shape of the yield curve. The Adviser then determines the relative and absolute attractiveness of each of the market sectors - corporate securities, mortgage-backed securities, asset-backed securities and Treasury and agency securities. Finally, it searches for securities from each sector which meet the maturity and duration needs of the Fund's portfolio.

The Adviser may sell a debt security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o A more attractive security is found or funds are needed for another purpose
     o The Adviser believes that the security has reached its appreciation potential

TEMPORARY DEFENSIVE POSITION MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest, without limitation, in cash and prime quality cash equivalents such as commercial paper and other money market instruments. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value, yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments due to, among other things, poor investment decisions by the Adviser.

INTEREST RATE RISK The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which the Fund invests. The longer a fixed income security's duration, the more its value typically falls in response to an increase in interest rates.

CREDIT RISK The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. The lower a security's credit quality, the more volatile its price movements may be.

DEFAULT RISK The financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. This risk generally increases as security credit ratings fall. The Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.

PREPAYMENT RISK Issuers may prepay certain fixed income securities when interest rates fall, forcing the Fund to invest in securities with lower yields and thus reducing its income. There is a greater risk that the Fund will lose money due to prepayment risk because the Fund invests in mortgage-backed and asset-backed securities.

EXTENSION RISK Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline. There is a greater risk that the Fund will lose money due to extension risk because the Fund invests in mortgage-backed and asset-backed securities.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     o    Seek income
     o    Seek capital preservation
     o    Are pursuing a long-term goal
     o    Willing to accepts the risks of investing in fixed income securities

The Fund may NOT be appropriate for you if you:

     o    Are pursuing a short-term goal or are investing emergency reserves
     o    Are seeking capital appreciation
     o    Can not tolerate fluctuation in the value of your investments

                                                                     PERFORMANCE

The following chart illustrates the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Prior to September 20, 2002, the A Shares and Institutional Shares of the Fund were classes of the Short-Intermediate Income Fund, Inc., another mutual fund (the "Predecessor Fund"). The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance of the A Shares and Institutional Shares for periods prior to September 20, 2002 is that of the A and Institutional Shares, respectively, of the Predecessor Fund. The net expenses of each of A Shares and Institutional Shares of the Fund are expected to be the same as the estimated net expenses of the Predecessor Fund's A Shares and Institutional Shares, respectively.

The bar chart shows A Shares' total return for the past ten years.

[EDGAR Representation of Bar Chart:

1992 -  5.68%
1993 -  8.98%
1994 - -3.32%
1995 - 15.43%
1996 -  4.04%
1997 -  7.13%
1998 -  6.81%
1999 -  0.70%
2000 -  9.68%
2001 -  8.03%]

      The calendar year-to-date total return as of June 30, 2002 was 1.64%.

The bar chart does not reflect sales charges. If it did, returns would be less than those shown. For the period shown in the bar chart, the highest quarterly return in any calendar quarter was 4.98% (quarter ended 6/30/95) and the lowest quarterly return in any calendar quarter was -2.55% (quarter ended 3/31/94).

The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2001 to the Lehman Brothers Intermediate Aggregate Bond Index, Lehman Brothers
Intermediate  US  Government/Credit  Index and Merrill  Lynch 1-3 Year  Treasury
Index.

                                        A SHARES(1)                          INSTITUTIONAL SHARES(2)
                                                                                              SINCE INCEPTION
                            1 YEAR       5 YEARS      10 YEARS       1 YEAR       5 YEARS     (NOV. 11, 1995)
Return Before Taxes          6.42%         6.11%        6.05%          8.36%        6.71%           6.46%
Return After Taxes
  on Distributions           4.07%         3.69%        3.60%          5.92%        4.22%           4.01%
Return After Taxes
  on Distributions
  and Sale of Fund
  Shares                     3.87%         3.66%        3.62%          5.05%        4.12%           3.93%
Lehman Brothers
  Intermediate
  Aggregate Bond
  Index                      8.68%         7.27%        6.93%          8.68%        7.27%           7.02%(3)
Lehman Brothers
  Intermediate
  U.S. Government/
  Credit Index               8.96%         7.10%        6.81%          8.96%        7.10%           6.80%(3)
Merrill Lynch 1-3
  Year Treasury
  Index                      8.30%         6.59%        6.09%          8.30%        6.59%           6.42%(3)

(1) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of maximum sales charges.
(2) These figures assume the reinvestment of dividends and capital gain distributions.
(3)  For the period from 10/31/95 through 12/31/01.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Lehman Brothers Intermediate Aggregate Bond Index, the Fund's primary bench mark, is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. This index represents a sector of the Lehman Brothers Aggregate Bond Index. Prior to September 25, 2001, the Predecessor Fund's primary benchmark was the Lehman Brothers Intermediate U.S Government/Credit Index. The change in primary benchmark was intended to provide shareholders with better information to assess the performance of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy. The Lehman Brothers Intermediate U.S. Government/Credit Index is an unmanaged index providing a general measure of the performance in the intermediate-term government and corporate bond sectors. It is a model, not an actual portfolio.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that provides a general measure of the performance in the short-term Treasury sector. It is a model, not an actual portfolio.

FEE TABLE

The following tables describe the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling, or exchanging shares of the Fund. Operating expenses, which include fees of the Adviser, are paid out of the Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.


SHAREHOLDER FEES (fees paid directly from your investment)

                                                      INSTITUTIONAL        A
                                                         SHARES          SHARES

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)         None          1.50%(1)
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                                  None            None
Maximum Deferred Sales Charge (Load)                      None          0.50%(2)
Redemption Fee                                            None            None
Exchange Fee                                              None            None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                     INSTITUTIONAL         A
                                                        SHARES           SHARES

Management Fees                                          0.35%           0.35%
Distribution (12b-1) Fees                                None            0.25%
Other Expenses                                           0.30%           0.35%
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                  0.65%           0.95%
Waivers and Reimbursements(4)                            0.20%           0.25%
NET ANNUAL FUND OPERATING EXPENSES                       0.45%           0.70%

(1)  No initial sales charge applies to purchases of $1 million or more.
(2) A contingent deferred sales charge of 0.50% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.
(3)  Based on estimated amounts for the Fund's fiscal year ending May 31, 2003.
(4) Based on contractual fee waivers and expense reimbursements that may decrease after September 30, 2003.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, you pay the maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      INSTITUTIONAL SHARES                      A SHARES

1 YEAR(1)                     $46                                 $222
3 YEARS                       $189                                $428
5 YEARS                       $344                                $652
10 YEARS                      $795                               $1,297

(1) The costs for 1 Year takes into account fee waivers and/or expense reimbursements.

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

THE ADVISER

The Fund's Adviser is Brown Advisory Incorporated, Furness House, 19 South Street, Baltimore, Maryland 21202. The Adviser is a fully owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Capital Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name Alex. Brown Capital Advisory & Trust Company. The Adviser and its affiliates have provided investment advisory and management services to clients for over 8 years.


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee at the following annual rates based upon the Fund's average daily net assets:

AVERAGE DAILY NET ASSETS                            FEE RATE
  First $ 1 billion                                   0.35%
  Next $500 million                                   0.30%
  Greater than $1.5 billion                           0.25%


As of June 30, 2002, the Adviser and its affiliates had approximately $3.8 billion of assets under management.

A team of investment professionals makes all investment decisions for the Fund and no other person is primarily responsible for making recommendations to that team.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to the Fund. As of June 30, 2002, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $115 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers, or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's fund accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent, and Forum Trust, LLC is the Fund's custodian.

FUND EXPENSES

The Fund pays for its own expenses. Expenses of each share class include that class' own expenses as well as Trust expenses that are allocated between the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


The Adviser has contractually undertaken to waive a portion of its fee and reimburse certain Fund expenses in order to limit the total expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Shares to 0.45% or less of that class' average daily net assets and 0.70% or less of the average of the average daily net assets of A Shares.

YOUR ACCOUNT

GENERAL INFORMATION

You may purchase or sell (redeem) shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, each Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) Institutional Shares and A Shares at the net asset value of a share ("NAV") next calculated plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 14 through 24). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may process shareholder orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency. The NAV of each Fund class is determined by taking the market value of the class' total assets, subtracting the class' liabilities, and then dividing the result (net

[MARGIN CALLOUT BOX: HOW TO CONTACT THE FUND

WRITE TO US AT:
  BrownIA Funds
  P.O. Box 446
  Portland, Maine 04112

OVERNIGHT ADDRESS:
  BrownIA Funds
  Two Portland Square
  Portland, Maine 04101

TELEPHONE US AT:
  (800) 540-6807 (toll free) or
  (207) 879-0001

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
  Deutsche Bank Trust Company
  Americas
  New York, New York
  ABA #021001033

FOR CREDIT TO:
  Forum Shareholder
  Services, LLC
  Account # 01-465-547
  BrownIA Intermediate Bond Fund
  (Your Name)
  (Your Account Number)]
assets) by the number of outstanding shares of the class. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "BrownIA Funds" or to one or more owners of the account and endorsed to "BrownIA Funds." For all other accounts, the check must be made payable on its face to "BrownIA Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                            MINIMUM INITIAL          MINIMUM ADDITIONAL
INSTITUTIONAL SHARES                                          INVESTMENT                 INVESTMENT
Standard Accounts                                                $50,000                      N/A
A SHARES
Standard Accounts                                                $ 2,000                     $100
Traditional and Roth IRA Accounts                                $ 1,000                      N/A
Qualified Retirement, pension or Profit Sharing                      N/A                      N/A
Plans
Accounts with Systematic Investment Plans                        $   250                     $100


ACCOUNT REQUIREMENTS

         TYPE OF ACCOUNT                          REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP          o Instructions must be signed by
AND JOINT ACCOUNTS                         all persons required to sign
Individual accounts are owned by           exactly as their names appear on
one person, as are sole                    the account
proprietorship accounts. Joint
accounts have two or more owners
(tenants)

GIFTS OR TRANSFERS TO A MINOR            o Depending on state laws, you
(UGMA, UTMA)                               can set up a custodial account
These custodial accounts provide a         under UGMA or the
way to give money to a child and           UTMA
obtain tax benefits                      o The custodian must sign
                                           instructions in a manner
                                           indicating custodial capacity

BUSINESS ENTITIES                        o Submit a secretary's (or similar)
                                           certificate covering incumbency
                                           and authority

TRUSTS                                   o The trust must be established
                                           before an account can be
                                           opened
                                         o Provide the first and signature
                                           pages from the trust document
                                           identifying the trustees

INVESTMENT PROCEDURES

    HOW TO OPEN AN ACCOUNT                     HOW TO ADD TO YOUR ACCOUNT

BY CHECK                                   BY CHECK
o Call or write us for an account          o Fill out an investment slip from
  application                                a confirmation or write us a
o Complete the application                   letter
o Mail us your application (and            o Write your account number on
  other required documents) and a            your check
  check                                    o Mail us the slip (or your letter)
                                             and the check

BY WIRE                                    BY WIRE
o Call or write us for an account          o Call to notify us of your
  application                                incoming wire
o Complete the application (and            o Instruct your financial institution
  other required documents)                  to wire your money to us
o Call us to fax the completed
  application (and other required
  documents) and we will assign
  you an account number
o Mail us your original application
  (and other required documents)
o Instruct your financial institution
  to wire your money to us

BY ACH PAYMENT                             BY SYSTEMATIC INVESTMENT
o Call or write us for an account          (A Shares Only)
  application Complete the                 o Complete the systematic
  application (and other required            investment section of the
  documents)                                 application
o Call us to fax the completed             o Attach a voided check to your
  application (and other required            application
  documents) and we will assign            o Mail us the completed
  you an account number                      application and voided check
o Mail us your original application        o We will electronically debit your
  (and other required documents)             purchase proceeds from your
o We can electronically debit your           selected institution
  purchase proceeds from your
  selected institution

SYSTEMATIC INVESTMENTS (A SHARES ONLY) You may invest a specified amount of money in A Shares once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of the Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name and class
     o The dollar amount or number of shares you want to sell
     o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact name(s) in which the account is registered
     o Additional form of identification
o Redemption proceeds will be:
     o Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us the completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

        o Written requests to redeem $100,000 or more
        o Changes to a shareholder's record name
        o Redemptions from an account for which the address or account registration has changed within the last 30 days
        o Sending redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record
        o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
        o Adding or changing: ACH or wire instructions, telephone redemp-tion or exchange option, or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $50,000 with respect to Institutional Shares and $500 with respect to A Shares, the Fund may ask you to increase your balance. If the account value is still below $50,000 for Institutional Shares and $500 for A Shares after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value. There are no minimum balance requirements for IRA accounts.


REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

CHOOSING A SHARE CLASS

This Prospectus offers two classes of the Fund. The following is a summary of the differences between the classes:


----------------------------------------- --------------------------------------
             INSTITUTIONAL                                  A
                 SHARES                                   SHARES
----------------------------------------- --------------------------------------
o     Designed for eligible               o     Designed for retail investors
      institutions (financial             o     Lower initial investment
      institutions, corporations,               minimum than Institutional
      trusts, estates and religious and         Shares
      charitable organizations),          o     Investment minimums on
      employee benefit plans with               subsequent investments are
      assets of at least $50 million,           required for certain investors
      registered investment advisors or   o     Initial sales charge of
      financial planners purchasing             1.50% or less
      shares on behalf of clients and     o     Deferred sales charge of
      who charge asset-based or hourly          0.50% on purchases of $1
      fees                                      million or more liquidated in
o     Higher initial investment                 whole or in part within twenty
      minimum than A Shares                     -four months of purchase
o     No investment minimums on        o        Higher expense ratio than
      subsequent investments                    Institutional Shares due to
o     No initial or deferred sales              Rule 12b-1 distribution fees
      charges
o     Lower expense ratio than A
      Shares


----------------------------------------- --------------------------------------

Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Tables and Sales Charge Schedules applicable to each class before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

SALES CHARGE SCHEDULE - A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                                        SALES CHARGE (LOAD) AS % OF:
                                       PUBLIC                   NET ASSET

AMOUNT OF PURCHASE                 OFFERING PRICE                VALUE(1)                REALLOWANCE %
Less than $100,000 $49,999             1.50%                      1.52%                      1.35%
$100,000 to $499,999                   1.25%                      1.27%                      1.10%
$500,000 to $999,999                   1.00%                      1.01%                      0.90%
$1,000,000 and up(2)                   0.00%                      0.00%                      0.00%



(1)  Rounded to the nearest one-hundredth percent.

(2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 0.50% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.


The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDUCED SALES CHARGES You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. Please see the SAI for further information.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE - A SHARES A CDSC of 0.50% is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within two years of purchase.

To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

The distributor pays a sales commission of 0.50% of the offering price of Class A shares to brokers that initiate and are responsible for purchases of $1 million or more.

RULE 12B-1 AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of A Shares for distribution services and the servicing of shareholder accounts. Because A Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to A Shares.

EXCHANGE PRIVILEGES

You may exchange A Shares and buy A Shares of BrownIA Small-Cap Growth Fund, shares of BrownIA Maryland Bond Fund, shares of BrownIA Growth Equity Fund or Investor Shares of the Trust's money market funds. You may exchange Institutional Shares and buy Institutional Shares of BrownIA Small-Cap Growth Fund, shares of BrownIA Maryland Bond Fund, shares of BrownIA Growth Equity Fund or Institutional Shares of the Trust's money market funds. Because an exchange is a sale and purchase of shares, it may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The names of each fund (and class) you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee, if required
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which account is registered
  o Additional form of identification

                                                               OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income at least monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be subject to any Federal income or excise taxes on its net investment income (including short-term capital gains) and net long-term capital gains.

The Fund's distributions of its net investment income (including short-term capital gains) are taxable to you as ordinary income. The Fund's distributions of its net long-term capital gain income are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

If you buy shares of a Fund just before the Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.

Your sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be a capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term if you held the Fund shares for more than one year at the time of the sale or exchange.

A Fund will send you information about the income tax status of the Fund's distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS

The tables below provide a picture of the financial performance of each Fund class for the past five fiscal years. Certain information presented reflects results for a single Fund shares. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the years ended December 31 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available, upon request, free of charge.

                                                   FOR THE
                                                  SIX MONTHS
                                                    ENDED
CLASS A SHARES                                   JUNE 30,(1)                 FOR THE YEARS ENDED DECEMBER 31,
                                                     2002          2001        2000        1999        1998        1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                 $ 10.49       $ 10.28     $  9.95     $ 10.48     $ 10.39      $ 10.28
                                                   -------       -------     -------     -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.30          0.56        0.61        0.57        0.58         0.61
   Net realized and unrealized gain (loss)
   on investments                                    (0.08)         0.25        0.32       (0.50)       0.11         0.10
                                                   -------       -------     -------     -------     -------      -------
Total from investment operations                      0.22          0.81        0.93        0.07        0.69         0.71
                                                   -------       -------     -------     -------     -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                             (0.30)        (0.60)      (0.60)      (0.59)      (0.58)       (0.60)
   In excess net investment income                      --            --          --          --       (0.02)          --
   Return of capital                                    --            --          --       (0.01)         --           --
                                                   -------       -------     -------     -------     -------      -------
Total distributions                                  (0.30)        (0.60)      (0.60)      (0.60)      (0.60)       (0.60)
                                                   -------       -------     -------     -------      ------      -------
NET ASSET VALUE, END OF PERIOD/YEAR                $ 10.41       $ 10.49     $ 10.28     $  9.95     $ 10.48      $ 10.39
                                                   =======       =======     =======     =======     =======      =======
TOTAL INVESTMENT RETURN(2)                            1.64%         8.03%       9.68%       0.70%       6.81%        7.13%
SUPPLEMENT DATA AND RATIOS:
   Net assets, end of year (000s)                  $37,138       $38,290     $39,173     $42,559     $47,107      $45,569
   Ratios to average net assets:
      Net investment income                           4.87%(4)      5.36%       6.07%       5.63%       5.57%        5.92%
      Expenses after waivers and/or                   0.70%(4)      0.70%       0.70%(3)    0.70%       0.70%        0.70%
        reimbursements
      Expenses before waivers and/or                  0.86%(4)      0.90%       0.98%(3)    0.93%       0.93%        0.96%
        reimbursements
Portfolio turnover rate                                 18%           47%         38%         47%         40%          65%

(1)  Unaudited.

(2)  Total return excludes the effect of sales charge.

(3)  This ratio excludes custody credits.

(4)  Annualized.



28




                                                   FOR THE
                                                  SIX MONTHS
                                                    ENDED
INSTITUTIONAL SHARES                             JUNE 30,(1)                 FOR THE YEARS ENDED DECEMBER 31,
                                                     2002          2001        2000        1999        1998        1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                 $ 10.65       $ 10.42     $ 10.08     $ 10.60     $ 10.50      $ 10.38
                                                   -------       -------     -------     -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.32          0.60        0.64        0.61        0.61         0.61
   Net realized and unrealized gain
      (loss) on investments                          (0.09)         0.25        0.32       (0.51)       0.11         0.13
                                                   -------       -------     -------     -------     -------      -------
Total from investment operations                      0.23          0.85        0.96        0.10        0.72         0.74
                                                   -------       -------     -------     -------     -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                             (0.31)        (0.62)      (0.62)      (0.60)      (0.61)       (0.62)
   In excess net investment income                      --            --          --          --       (0.01)          --
   Return of capital                                    --            --          --       (0.02)         --           --
                                                   -------       -------     -------     -------     -------      -------
Total distributions                                  (0.31)        (0.62)      (0.62)      (0.62)      (0.62)       (0.62)
                                                   -------       -------     -------     -------     -------      -------
NET ASSET VALUE, END OF PERIOD/YEAR                $ 10.57       $ 10.65     $ 10.42     $ 10.08     $ 10.60      $ 10.50
                                                   =======       =======     =======     =======     =======      =======
TOTAL INVESTMENT RETURN(2)                            1.71%         8.36%       9.91%       1.02%       7.07%        7.40%
SUPPLEMENT DATA AND RATIOS:
   Net assets, end of year (000s)                  $62,635       $50,160     $45,758     $40,617     $45,112      $32,056
   Ratios to average net assets:
      Net investment income                           5.13%(2)      5.60%       6.34%       5.88%       5.81%        6.17%
      Expenses after waivers and/or                   0.45%(2)      0.45%       0.45%(3)    0.45%       0.45%        0.45%
        reimbursements
      Expenses before waivers and/or                  0.61%(2)      0.65%       0.73%(3)    0.68%       0.67%        0.72%
        reimbursements
Portfolio turnover rate                                 18%           47%         38%         47%         40%          65%

(1)  Unaudited.

(2)  Annualized.

(3)  This ratio excludes custody credits.


                         BROWNIA INTERMEDIATE BOND FUND


FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments will be available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                               CONTACTING THE FUND
 You can get free copies the annual/semi-annual reports and the SAI, request other information, and discuss your questions about the Fund by contacting the Fund at:

                                  BrownIA Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                           (800) 540-6807 (toll free)

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC").
The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                        Email address: publicinfo@sec.gov

Free copies of the reports and SAI are available from the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

[LOGO]                                  STATEMENT OF ADDITIONAL INFORMATION
                                        ----------------------------------------
FORUM
FUNDS

                                        October 1, 2002

INVESTMENT ADVISER:                     BROWNIA INTERMEDIATE BOND FUND

Brown Investment Advisory Incorporated
Furness House
19 South Street
Baltimore, Maryland  21202

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 805-8258
(207) 879-0001






This Statement of Additional Information ("SAI") supplements the Prospectus dated October 1, 2002, as may be amended from time to time, offering shares of BrownIA Intermediate Bond Fund, a series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended December 31, 2002 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Financial statements for the Fund for the semi-annual period ended June 30, 2002 are included in the Semi-Annual Report to shareholders and are also incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
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GLOSSARY.......................................................................3


INVESTMENT POLICIES AND RISKS..................................................4


INVESTMENT LIMITATIONS........................................................11


PERFORMANCE DATA AND ADVERTISING..............................................13


MANAGEMENT....................................................................17


PORTFOLIO TRANSACTIONS........................................................25


PURCHASE AND REDEMPTION INFORMATION...........................................27


TAXATION......................................................................29


OTHER MATTERS.................................................................33


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1


APPENDIX B - MISCELLANEOUS TABLES............................................B-1


APPENDIX C - PERFORMANCE DATA................................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

     "Adviser" means Brown Investment Advisory Incorporated.

     "Board" means the Board of Trustees of the Trust.

     "CFTC" means Commodities Future Trading Commission.

     "Code" means the Internal Revenue Code of 1986, as amended.

     "Custodian" means the Forum Trust, LLC, custodian of the Fund's assets.

     "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

     "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

     "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.


     "Fitch" means Fitch Ratings.


     "FSS" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

     "Fund" means BrownIA Intermediate Bond Fund.

     "IRS" means Internal Revenue Service.

     "Moody's" means Moody's Investors Service.

     "NAV" means net asset value per share.

     "NRSRO" means a nationally recognized statistical rating organization.


     "Predecessor Fund" means Short-Intermediate Income Fund, Inc.


     "SAI" means Statement of Additional Information.

     "SEC" means the U.S. Securities and Exchange Commission.

     "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

     "Trust" means Forum Funds.

     "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     "1933 Act" means the Securities Act of 1933, as amended.

     "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.


On September 20, 2002, Short-Intermediate Income Fund, Inc. (the "Predecessor Fund") reorganized with and into the Fund. The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance and financial information of the Fund's A Shares and Institutional Shares for periods prior to September 20, 2002 is that of the A and Institutional Shares, respectively, of the Predecessor Fund.


1.       FIXED INCOME SECURITIES

A.       GENERAL

U.S. GOVERNMENT SECURITIES The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds).

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-BACKED SECURITIES. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Farmers' Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal,  and  FHMLC  guarantees  timely  payment  of  interest  and  ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in Collateralized mortgage obligations ("CMOs") that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA ("Mortgage Assets"). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full.


ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depends largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.


VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

NON-US DOLLAR DENOMINATED SECURITIES. The Fund may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Steel and Coal Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

B.       RISKS

GENERAL RISKS. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, debt securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Fund may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists, therefore, that as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK. The Fund's investment in debt securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in debt securities that are rated as follows at the time of their purchase:

--------------------------------------------------------- -----------------------------------------------------------
Type of Permitted Investment                                                    Minimum Rating
--------------------------------------------------------- -----------------------------------------------------------
                                                                      S&P                         Moody's
--------------------------------------------------------- ----------------------------- -----------------------------

--------------------------------------------------------- ----------------------------- -----------------------------
US Government Securities                                              N/A                           N/A
--------------------------------------------------------- ----------------------------- -----------------------------
Non-Dollar Denominated U.S. Government Securities                     BBB                           Bbb
--------------------------------------------------------- ----------------------------- -----------------------------
Securities of Non-US Governmental Issuers                             BBB                           Bbb
--------------------------------------------------------- ----------------------------- -----------------------------
Mortgage-Backed Securities                                            BBB                           Bbb
--------------------------------------------------------- ----------------------------- -----------------------------
Corporate Debt (Domestic and Foreign)                                 BBB                           Bbb
--------------------------------------------------------- ----------------------------- -----------------------------
Asset-Backed Securities                                               BBB                           Bbb
--------------------------------------------------------- ----------------------------- -----------------------------
Securities of Designated International Organizations                  BBB                           Bbb
--------------------------------------------------------- ----------------------------- -----------------------------

The Fund may purchase unrated debt securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

MORTGAGE-BACKED SECURITIES. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other debt securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund's purchase mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

ASSET-BACKED SECURITIES. Like mortgages underlying mortgage-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

FOREIGN RISK. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

Interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

The Fund may invest up to 20% of its net assets in non-US dollar denominated securities. Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

2.       REPURCHASE AGREEMENTS

A.       GENERAL

The Fund may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, deemed to be creditworthy buy the Adviser. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date (usually not more than seven days from the date of purchase) and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian or a third party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price, including any interest factor. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

B.       RISKS

RISKS. Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

3.       FOREIGN CURRENCY EXCHANGE TRANSACTIONS

A.       GENERAL


The Fund may use forward foreign currency contracts to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). These contracts are trades directly between currency traders (usually large commercial banks) and their customers. The Fund may use forward contracts only under two circumstances: (1) if the Adviser believes that the Fund should fix the US dollar price of the foreign security when the Fund enters into a contract for the purchase or sale, at a future date, of a security denominated in a foreign currency; and (2) if the Adviser believes that the Fund should hedge against risk of loss in the value of those portfolio securities denominated in foreign currencies.


B.       RISKS

Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

4.       LEVERAGE TRANSACTIONS

A.       SECURITIES LENDING

The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

B.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS.

The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs 15-45 days after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

C.       RISKS.

Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by other Fund liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

5.       ILLIQUID AND RESTRICTED SECURITIES

A.       GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

A.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

B.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

6.       TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality cash equivalents and other money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, and money market mutual funds.

7.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund, including the Fund's policy of investing at least 80% of its net assets (including borrowings) in fixed income securities such as U.S.
Government securities, corporate debt securities, mortgage-backed and asset-backed securities (the "80% Policy"), may be changed by the Board without shareholder approval. The Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% Policy. The Fund's 80% Policy is described in the prospectus.


1.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Fund may not:

A.       BORROWING MONEY

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), and provided that borrowings do not exceed 10% of the Fund's total assets (computed immediately after the borrowing).

B.       CONCENTRATION


Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and in repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) and Section
12(d)(1)(F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).


C.       DIVERSIFICATION


Purchase a security (other than a U.S. Government Security or a security of an investment company) with respect to 75% of its assets, if, as a result: (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. (Fundamental)


D.       UNDERWRITING ACTIVITIES

Underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

E.       LENDING

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans.

F.       PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or mortgages on real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

G.       PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities).

H.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except to the extent permitted by the 1940 Act.

2.       NON - FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

A.       SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

B.       SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts are not deemed to constitute selling securities short.

C.       PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts shall not constitute purchasing securities on margin.

D.       LIQUIDITY

Invest more than 10% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

E.       OPTIONS AND FUTURES

Invest in futures or options contracts regulated by the CFTC except for (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

F.       BORROWING

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

G.       EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------

1.       PERFORMANCE DATA


On September 20, 2002, the Predecessor Fund, an open-end management investment company, reorganized into and with the Fund. The Adviser was the sub-adviser of the Predecessor Fund and the Predecessor Fund had the same investment objective and similar investment policies to those of the Fund. The performance of the Fund's Institutional Shares and A Shares (each a "class" and collectively, the "classes") for periods before September 20, 2002 is that of the Predecessor Fund's Institutional Shares and A Shares, respectively.

Each class may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports, or other materials is historical and is not intended to indicate future returns.


Each class may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., iMoneyNet, Inc. (IBC Financial Data, Inc.), CDA/Wiesenberger, or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including, but not limited to, the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley Capital International - Europe, Australasia and Far East Index, the Dow Jones Industrial Average, the Salomon Smith Barney Indices, the Lehman Bond Indices, U.S. Treasury bonds, bills or notes, and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

Each class may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The performance of each class will fluctuate in response to market conditions and other factors.

2.       PERFORMANCE CALCULATIONS


The performance of each class may be quoted in terms of total return. Appendix C includes the performance information for each class of the Fund as of the end of its latest semi-annual period.


A.       SEC YIELD

Standardized SEC yields for each class used in advertising are computed by dividing the class' interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the class' net asset value per share at the end of the period, and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining each class' yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for each class may differ from the rate of distribution of income from each class over the same period or the rate of income reported in the Fund's financial statements.


Although published yield information is useful to investors in reviewing each class' performance, investors should be aware that the class' yield fluctuates from day to day and that the class' yield for any given period is not an indication or representation by the class of future yields or rates of return on the class' shares. Financial intermediaries may charge their customers that invest in the Fund's classes fees in connection with that investment. This will have the effect of reducing the applicable class' after-fee yield to those shareholders.


The yields of the Fund's classes are not fixed or guaranteed, and an investment in the Fund or its classes is not insured or guaranteed. Accordingly, yield information should not be used to compare class shares with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a class' yield information directly to similar information regarding investment alternatives, which are insured or guaranteed.

Yield for each class is calculated according to the following formula:

                    a - b      6
         Yield = 2[(------ + 1)  - 1]
                      cd

         Where:
                  a        =        dividends and interest earned during the period
                  b        =        expenses accrued for the period (net of reimbursements)
                  c        =        the average daily number of shares  outstanding  during the period that were entitled to receive dividends
                  d        =        the maximum offering price per share on the last day of the period

B.       TOTAL RETURN CALCULATIONS

The total return of each class shows its overall change in value, including changes in share price, and assumes all of the class' distributions are reinvested.


                                       14


Total return figures are based on amounts invested in a class net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, each class: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of each class.

Average annual total return, before taxes on distributions and/or the sale of a class' shares, is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value: ERV is the value, at the end of
                                    the applicable period, of a hypothetical $1,000 payment
                                    made at the beginning of the applicable period

Average annual total return, after taxes on distributions, but before taxes on the sale of a class' shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:
                  P =               hypothetical initial payment of $1,000;
                  T =               average annual total return (after taxes on distributions);
                  n =               period covered by the computation, expressed in years.
                  ATV[D] =          ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.


The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions
(e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent re-characterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effects of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Note that the required tax rates may vary over the measurement period.


Average annual total return, after taxes on distributions and sale of a class' shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:
                  P  =              hypothetical initial payment of $1,000;
                  T  =              average annual total return (after taxes on distributions and sale of Fund shares);
                  n  =              period covered by the computation, expressed in years.
                  ATV[DR] =         ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-
                                    or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.


                                       15


The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and for shares acquired through reinvested dividends. The
Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial
$1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Because average annual returns tend to smooth out variations in a class' returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.


A class may quote unaveraged or cumulative total returns that reflect a class' performance over a stated period of time.


Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a class' front-end sales charge or contingent deferred sales charge (if applicable).

Period total return, without considering taxes on distributions or on sales of a class' shares, is calculated according to the following formula:
         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

3.       OTHER MATTERS

The Fund may also include a variety of information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in each class over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the NAV, net assets or number of shareholders of each class as of one or more dates; and
(10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

Each class may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a class, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                         SYSTEMATIC                                SHARE                            SHARES PURCHASED
       PERIOD            INVESTMENT                                PRICE
         1                  $100                                    $10                                   10.00
         2                  $100                                    $12                                   8.33
         3                  $100                                    $15                                   6.67
         4                  $100                                    $20                                   5.00
         5                  $100                                    $18                                   5.56
         6                  $100                                    $16                                   6.25
                      ------------------                     ------------------                     ------------------
     Total Invested:        $600             Average Price:       $15.17             Total Shares:        41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service providers' policies or business practices.

MANAGEMENT
--------------------------------------------------------------------------------

1.       TRUSTEES AND OFFICERS

The Trustees and officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Adviser or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.


The names of the Trustees and officers of the Trust, their positions with the Trust, address, length of time servicing the Trust, date of birth and principal occupations during the past five years are set forth in the tables below. The table also includes information concerning the number of portfolios overseen by each Trustee within the same fund complex, which includes four other investment companies for which Forum Financial Group, LLC provides services, as well as information regarding other trusteeships/directorships held by each Trustee.


--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND           OTHER
                            POSITION    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING      COMPLEX     TRUSTEESHIPS HELD
          NAME,             WITH THE      TIME                PAST 5 YEARS             OVERSEEN BY      BY TRUSTEES
     AGE AND ADDRESS          TRUST      SERVED 2                                        TRUSTEE
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
INTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
John Y. Keffer 1            Chairman    1989-       Member and Director, Forum        29             Chairman/
Born:  July 15, 1942        President   Present     Financial Group, LLC (a mutual                   President,
Two Portland Square                                 fund services holding company)                   Monarch Funds
Portland, ME 04101                                  Director, various affiliates of
                                                    Forum Financial Group, LLC
                                                    including Forum Fund
                                                    Services, LLC (Trust's
                                                    underwriter)
                                                    Chairman/President, Core
                                                    Trust (Delaware) Officer of
                                                    two other investment
                                                    companies for which the
                                                    Forum Financial Group of
                                                    companies provides services
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
DISINTERESTED TRUSTEES
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Costas Azariadis            Trustee     1989-       Professor of Economics,           27             None
Born:  February 15, 1943                Present     University of California-Los
Department of Economics                             Angeles
University of California                            Visiting Professor of
Los Angeles, CA 90024                               Economics, Athens University of
                                                    Economics and Business 1998 -
                                                    1999
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
James C. Cheng              Trustee     1989-       President, Technology Marketing   27             None
Born:  July 26, 1942                    Present     Associates
27 Temple Street                                    (marketing company for small
Belmont, MA 02718                                   and medium sized businesses in
                                                    New England)
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
J. Michael Parish           Trustee     1989-       Partner, Wolf, Block, Schorr      27             None
Born:  November 9, 1943                 Present     and Solis-Cohen LLP since 2002
250 Park Avenue
New York, NY 10177                                  Partner, Thelen Reid & Priest
                                                    LLP (law firm) from 1995-2002
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

1 John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain Trust series.

2 Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified.


--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                                                                         IN FUND           OTHER
                            POSITION    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING      COMPLEX     TRUSTEESHIPS HELD
          NAME,             WITH THE      TIME                PAST 5 YEARS             OVERSEEN BY      BY TRUSTEES
     AGE AND ADDRESS          TRUST      SERVED 1                                        TRUSTEE
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
         OFFICERS
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Thomas G. Sheehan           Vice        2000-       Director of Business              N/A            N/A
Born:  July 15, 1954        President/  Present     Development, Forum Financial
Two Portland Square         Assistant               Group, LLC since 2001
Portland, ME 04101          Secretary               Managing Director and Counsel,
                                                    Forum Financial Group, LLC from
                                                    1993 to 2001
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Lisa J. Weymouth            Vice        2001-       Director and Manager, Forum       N/A            N/A
Born:  May 4, 1968          President/  Present     Shareholder Services, LLC
Two Portland Square         Assistant               (transfer agent)
Portland, Maine  04101      Secretary               Director, Forum Administrative
                                                    Services, LLC (mutual fund
                                                    administrator) since 2001
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Stacey A. Hong              Treasurer   2002-       Director, Forum Accounting        N/A            N/A
Born:  May 10, 1966                     Present     Services, LLC (mutual fund
Two Portland Square                                 accountant) since 1992
Portland, ME 04101
                                                    Treasurer, Core Trust (Delaware)
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------
Leslie K. Klenk             Secretary   1998-       Counsel, Forum Financial Group,   N/A            N/A
Born:  August 24, 1964                  Present     LLC since 1998
Two Portland Square                                 Associate General Counsel,
Portland, ME 04101                                  Smith Barney Inc. (brokerage
                                                    firm) 1993 - 1998
                                                    Secretary, Core Trust (Delaware)
--------------------------- ----------- ----------- --------------------------------- -------------- -------------------

1 Each Trustee and officer holds office until he or she resigns, is removed or a successor is elected and qualified.


2.       TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- --------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                AS OF DECEMBER 31, 2001 IN ALL FUNDS
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN     OVERSEEN BY TRUSTEE IN FAMILY OF
              TRUSTEES                    THE FUND AS OF DECEMBER 31, 2002              INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- --------------------------------------

------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
John Y. Keffer                                          None                               $10,001-$50,000
------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
J. Michael Parish                                       None                                    None
------------------------------------- ----------------------------------------- --------------------------------------

3.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2001, no Disinterested Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.       INFORMATION CONCERNING TRUST COMMITTEES

A.       AUDIT COMMITTEE

The Trust's Audit Committee consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope, and result of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

B.       NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Cheng, Parish, and Azariadis, constituting all of the Trust's Disinterested Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Disinterested Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Disinterested Trustees recommended by security holders.

C.       VALUATION COMMITTEE

The Trust's Valuation Committee consists of Messrs. Keffer and Cheng, any two officers of the Trust, and a senior representative of the Trust's investment adviser for the Trust's series requiring valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. The Valuation committee will meet when necessary.

5.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid a quarterly retainer fee of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


The following table sets forth the estimated compensation to be paid to each Trustee by the Fund and the Fund Complex that includes all series of the Trust and four other investment companies for which Forum Financial Group, LLC provides services for the fiscal year ended May 31, 2003.

                          COMPENSATION         TOTAL COMPENSATION FROM FUND
TRUSTEE                   FROM FUND            AND FUND COMPLEX
John Y. Keffer                                 $0
Costas Azariadis          $835                 $18,000
James C. Cheng            $835                 $18,000
J. Michael Parish         $835                 $18,000

6.       INVESTMENT ADVISER


A.       SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

B.       OWNERSHIP OF ADVISER

The Adviser is a fully owned subsidiary of Brown Investment Advisory & Trust Company ("Brown"), a trust company operating under the laws of Maryland. Brown is a fully owned subsidiary of Brown Capital Holdings Incorporate, a holding company incorporated under the laws of Maryland in 1998.

C.       FEES

The Adviser's fee is calculated as a percentage of the Fund's average net assets. The fee, if not waived, is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B will show the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data will be for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).


The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.


Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       ADVISORY AGREEMENT APPROVAL

After requesting and reviewing information provided by Brown and FAdS, the Board concluded that the approval of the Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

In approving the Advisory Agreement with respect to the Fund, the Board reviewed the proposed investment advisory fee to be paid to the Adviser as well as the proposed total expenses of the Fund. The Board was informed that both the proposed contractual investment advisory fee and the proposed actual advisory fee (after fee waivers and/or expense reimbursements by the Adviser) were consistent with those charged by other funds within the Fund's Lipper Inc. peer group.

The Board also considered the advisory personnel proposed to service the Fund as well as the Adviser's disaster recovery plan and compliance program and deemed all to be reasonable. In addition, the Board also reviewed the Adviser's trading policies and soft dollar practices and deemed each to be reasonable. The Board then reviewed the Adviser's financial statements as well as the level of errors and omissions insurance maintained and determined that the Adviser was financially able to provide advisory services to each Fund. Finally, the Board then noted that the Adviser had not experienced any material code of ethics or regulatory problems within the last 12 months.

7.       DISTRIBUTOR

A.       SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and FSS are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund. Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times, and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's A Shares. Table 2 in Appendix B will show the aggregate sales charges paid to FFS, the amount of sales charge reallowed by FFS, and the amount of sales charge retained by FFS. The data will be for the past three years (or shorter depending on the Fund's commencement of operations).

B.       OTHER PROVISIONS OF THE DISTRIBUTION AGREEMENT

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Distribution Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders, or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

C.  DISTRIBUTION PLAN - A SHARES

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares which provides for payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares as compensation for FFS's services as distributor.

The Plan provides that FFS may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of A Shares to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan ("Qualified Trustees"). In addition, the Plan requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Qualified Trustees. The Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees or by shareholders of the Fund's A shares.

Table 3 in Appendix B will show the dollar amount of fees payable by the Fund to FFS or its agents, the amount of fees waived by FFS or its agents and the actual fees received by FFS and its agents under the Plan. This information will be provided for the past three years (or shorter period depending on the Fund's commencement of operations).

8.       OTHER FUND SERVICE PROVIDERS

A.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities, and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.10% of the first $100 million of the Fund's average daily net assets and 0.075% of the Fund's average daily assets in excess of $100 million, subject to a minimum fee of $40,000. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice to the Trust.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 4 in Appendix B will show the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data will be for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

B.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.


For its services, FAcS receives from the Fund a monthly fee of $3,000, $1,000 for each class above one and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. The Fund also pays FAcS a yearly fee of $3,000 for tax preparation services. The fees paid to FAcS are accrued daily by the Fund and are based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence, or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust ("Transfer Agency Agreement"), FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives from the Fund a monthly fee of $1,500 plus $1,000 per month for each additional class above one. The Fund also pays FSS an annual per account fee of $25 per open shareholder account and $5 per closed shareholder account. The fees paid to FSS are accrued daily by the Fund and are paid monthly.

The Transfer Agency Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust). The Transfer Agency Agreement is terminable without penalty by the Trust or by FFS with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

Table 6 in Appendix B will show the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data will be for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

D.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls the Fund's cash and securities, determines income, and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

E.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

F.       INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, independent auditors, have been selected as independent auditors for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.


On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. The financial statements of the Fund prior to September 20, 2002 are that of the Predecessor Fund. PricewaterhouseCoopers LLP was the independent accountant for the Predecessor Fund.


PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

1.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2.       COMMISSIONS PAID

Table 7 in Appendix B will show the aggregate brokerage commissions paid by the Fund as well as aggregate commissions paid to an affiliate of the Fund or the Adviser. The data presented will be for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

4.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

5.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser utilizes a broker and pays a slightly higher commission than another might charge. The higher commission is paid because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

6.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

7.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

8.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

9.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

10.      SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Table 8 in Appendix B will list the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Funds' holdings at those securities as of the Funds most recent fiscal year.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

1.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at FSS's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes the Fund may be available for sale in the state in which you reside. Please check with your investment professional to determine a class' availability.

2.       ADDITIONAL PURCHASE INFORMATION

Class shares are sold on a continuous basis by the distributor at net asset value ("NAV") plus any applicable sales charge. Accordingly, the offering price per share of a class is may be lower than the class' NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

3.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

4.       UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

5.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

6.       ADDITIONAL REDEMPTION INFORMATION

You may redeem class shares at NAV minus any applicable sales charge. Accordingly, the redemption price per share of a class may be lower than the applicable class' NAV. The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

7.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

8.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

9.       NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

10.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

11.      INITIAL SALES CHARGES (A SHARES ONLY)

A.       REDUCED SALES CHARGES

You may qualify for a reduced sales charge on purchases of the Fund's A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). If you qualify under the ROA, the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold in the Fund's A Shares of A Shares of other Trust series managed by the Adviser. To qualify for ROA on a purchase, you must inform FSS and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares within a period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund's A Shares an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

B.       ELIMINATION OF INITIAL SALES CHARGES

No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

o A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC
o Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee
o Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o Any person who has, within the preceding 90 days, redeemed Fund shares and completes a reinstatement form upon investment (but only on purchases in amounts not exceeding the redeemed amounts)
o Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on laws, including the Code and regulations and judicial and administrative decisions in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

1.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).

2.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

3.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a significant negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

4.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares.

Distributions by the Fund that do not constitute ordinary income dividends, exempt interest dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in your shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

The Fund will send you information annually as to the U.S. income tax consequences of distributions made (or deemed made) during the year.

5.       CERTAIN TAX RULES APPLICABLE TO THE FUND TRANSACTIONS

Certain regulated futures contracts, options and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Application of these rules to Section 1256 contracts held by the Fund may alter the timing and character of distributions to you. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of
Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

6.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

7. SALE, EXCHANGE, OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange, or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange, or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

8.       BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who, to the Fund's knowledge, has furnished an incorrect number; (3) who is otherwise subject to backup withholding; or (4) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

9.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or a lower treaty rate), if applicable, upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

10.      STATE AND LOCAL TAXES

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above. These state and local rules are not discussed in this summary. Shareholders are urged to consult their tax advisors as to the consequences of state and local tax rules with respect to an investment in the Fund.

OTHER MATTERS
--------------------------------------------------------------------------------

1.       THE TRUST AND ITS SHAREHOLDERS

A.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                       Fountainhead Special Value Fund
BrownIA Growth Equity Fund                      Investors Bond Fund
BrownIA Small-Cap Growth Fund(1)                Maine TaxSaver Bond Fund
BrownIA Maryland Bond Fund                      Mastrapasqua Growth Value Fund
BrownIA Intermediate Bond Fund(2)               New Hampshire TaxSaver Bond Fund
Daily Assets Cash Fund(3)                       Payson Balanced Fund
Daily Assets Government Fund(3)                 Payson Value Fund
Daily Assets Government Obligations Fund(3)     Polaris Global Value Fund
Daily Assets Treasury Obligations Fund(4)       Shaker Fund(5)
DF Dent Premier Growth Fund                     TaxSaver Bond Fund
Equity Index Fund                               The Advocacy Fund
Fountainhead Kaleidoscope Fund                  Winslow Green Growth Fund


(1) The Trust offers shares of beneficial interest in an institutional, A, B, and C Share class of this series.

(2) The Trust offers shares of beneficial interest in an institutional and A share class of this series.

(3) The Trust offers shares of beneficial interest in an institutional, institutional service and investor share class of these series.

(4) The Trust offers shares of beneficial interest in an institutional and institutional service class of this series.

(5) The Trust offers shares of beneficial interest in an intermediary, A, B and C share classes of this series

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

B.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance.

C.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

D.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

E.       FUND OWNERSHIP


As of September 20, 2002, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of the Fund (or of the Trust), the table reflects "N/A" for not applicable.


----------------------------------------------------- ---------------------- ----------------------- ----------------------

FUND                                                  NUMBER OF SHARES       PERCENTAGE OF CLASS     PERCENTAGE OF FUND
                                                      OWNED                  OWNED                   OWNED
----------------------------------------------------- ---------------------- ----------------------- ----------------------
Institutional Shares                                  0                      N/A                     N/A
----------------------------------------------------- ---------------------- ----------------------- ----------------------

----------------------------------------------------- ---------------------- ----------------------- ----------------------
A Shares                                              0                      N/A                     N/A
----------------------------------------------------- ---------------------- ----------------------- ----------------------

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 9 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 20, 2002, the following shareholders may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.


CONTROLLING PERSON INFORMATION

                                           Number of Shares         Percentage
Shareholder                                     Owned              of Fund Owned
Institutional Shares


Deutsche Bank Securities Inc.               5,940,594.159              59.03%
FBO 650-10788-17
P.O. Box 1346
Baltimore, Maryland 21203-1346
A Shares
N/A

Deutsche Bank Securities, Inc. is a Delaware corporation and is the investment banking and securities arm of Deutsche Bank AG in the United States.

E.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

F.       CODE OF ETHICS

The Trust, the Adviser, and FFS have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

2.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

3.       FINANCIAL STATEMENTS


On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. Accordingly, the financial information contained in the financial statements of the Fund for periods prior to September 20, 2002 is that of the Predecessor Fund.

The financial statements of the Fund for the semi-annual period ended June 30, 2002 which are included in the Semi-Annual Report to Shareholders and the financial statements of the Fund for the year ended December 31, 2001 which are included in the Annual Report to Shareholders of the Fund, are incorporated herein by reference. The financial statements of the Fund only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports (annual reports only).

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstanding amounts and `D' the lowest recovery potential, I.E. below 50%.

PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
S & P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES


The following table shows the dollar amount of fees payable to the Adviser by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser. On September 20, 2002, Short-Intermediate Income Fund, Inc. (the "Predecessor Fund") reorganized with and into the Fund. Accordingly, the investment advisory fee information for the fiscal years ended 2001, 2000 and 1999 includes the advisory fee payable to, waived by and retained by Investment Company Capital Corp. ("ICCC"), the Predecessor Fund's investment adviser.

                                                 ADVISORY FEE             ADVISORY FEE            ADVISORY FEE
YEAR ENDED DECEMBER 31,                            PAYABLE                   WAIVED                 RETAINED
   2001                                            $316,551                 $174,972                $141,579
   2000                                            $286,911                 $232,844                 $54,067
   1999                                            $317,059                 $212,106                $104,953

TABLE 2 - SALES CHARGES - A SHARES

The following  table will show the dollar amount of aggregate  sales charge paid to FFS, the amount retained,  and the amount reallowed to financial institutions in connection with purchases of the Fund's A Shares.  On September 20, 2002, the
Predecessor  Fund  reorganized  with and into the Fund.  Accordingly,  the sales charge  information  for the  fiscal  years  ended  2001,  2000  and 1999 is the
aggregate   sales  charge   payable  to,   retained  by  and  reallowed  by  ICC
Distributors,  Inc., the Predecessor Fund's distributor with respect to the sale of the Predecessor Fund's A Shares.

                                                AGGREGATE SALES             AMOUNT                  AMOUNT
YEAR ENDED DECEMBER 31,                             CHARGE                 RETAINED                REALLOWED
   2001                                             $59,700                 $59,700                    $0
   2000                                              $6,395                  $6,395                    $0
   1999                                             $25,126                 $25,126                    $0

TABLE 3 - RULE 12B-1 FEES - A SHARES

The following table will show the dollar amount of fees payable to FFS by the Fund, the amount of fee that was waived by FFS, if any, and the actual fees received by FFS. On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. Accordingly, the Rule 12b-1 fee information for the fiscal years ended 2001, 2000 and 1999 is the aggregate sales charge payable to, waived by and retained by ICC Distributors, Inc., the Predecessor Fund's distributor, with respect to the sale of the Predecessor Fund's A Shares.

                                                      FEE                     FEE                      FEE
YEAR ENDED DECEMBER 31,                             PAYABLE                  WAIVED                  RETAINED
   2001                                             $99,735                    $0                    $99,735
   2000                                             $99,226                    $0                    $99,226
   1999                                            $113,276                    $0                   $113,276



                                      B-1


TABLE 4 - ADMINISTRATION FEES


The  following  table will show the dollar amount of fees payable to FAdS by the
Fund,  the amount of fee that was waived by FAdS,  if any,  and the actual  fees received by FAdS. On September 20, 2002, the Predecessor  Fund  reorganized with and into the Fund. The administration fee information for the fiscal years ended
2001,   2000  and  1999  relates  to  the   Predecessor   Fund.   ICCC  provided
administrative  services to the Predecessor  Fund under its Investment  Advisory
Agreement with the Predecessor Fund. The investment  advisory fee information in
Table 1 includes any fee received by ICCC for  administration  services provided to the Predecessor Fund.

                                              ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
YEAR ENDED DECEMBER 31,                             PAYABLE                  WAIVED                 RETAINED
   2001                                               N/A                     N/A                      N/A
   2000                                               N/A                     N/A                      N/A
   1999                                               N/A                     N/A                      N/A


TABLE 5 - ACCOUNTING FEES


The following table will show the dollar amount of fees payable to FAcS by the Fund, the amount of fee that was waived by FAcS, if any, and the actual fees received by FAcS. On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. Accordingly, the fund accounting fee information for the fiscal years ended 2001, 2000 and 1999 relates to the accounting fee payable to and waived and retained by ICCC, the Predecessor Fund's fund accountant.

                                                 ACCOUNTING FEE          ACCOUNTING FEE           ACCOUNTING FEE
YEAR ENDED DECEMBER 31,                             PAYABLE                  WAIVED                  RETAINED
   2001                                             $72,182                    $0                    $72,182
   2000                                             $60,897                    $0                    $60,897
   1999                                             $62,427                    $0                    $62,427


TABLE 6 - TRANSFER AGENCY FEES


The following table will show the dollar amount of fees payable to FSS by the Fund, the amount of fee that was waived by FSS, if any, and the actual fees received by FSS. On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. Accordingly, the transfer agency information for the fiscal years ended 2001, 2000 and 1999 relates to the transfer agency fee payable to and waived and retained by ICCC, the Predecessor Fund's transfer agent.

                                                TRANSFER AGENCY          TRANSFER AGENCY         TRANSFER AGENCY
YEAR ENDED DECEMBER 31                            FEE PAYABLE              FEE WAIVED              FEE RETAINED
   2001                                             $33,997                    $0                    $33,997
   2000                                             $37,723                    $0                    $37,723
   1999                                             $27,452                    $0                    $27,452


TABLE 7 - COMMISSIONS


The following table will show the brokerage commissions of the Fund. The data is for the past three fiscal years (or shorter period if the Fund has been in operation for a shorter period). On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. Accordingly, the commission information for the fiscal years ended 2001, 2000 and 1999 is that paid by the Predecessor Fund.

                                                           TOTAL BROKERAGE    % OF BROKERAGE
                                                           COMMISSIONS ($)     COMMISSIONS           % OF
                                             TOTAL            PAID TO AN        PAID TO AN       TRANSACTIONS
                                           BROKERAGE         AFFILIATE OF      AFFILIATE OF     EXECUTED BY AN
YEAR ENDED DECEMBER 31,                   COMMISSIONS        THE FUND OR       THE FUND OR     AFFILIATE OF THE
                                              ($)               ADVISER          ADVISER        FUND OR ADVISER
2001                                          $0                  $0               $0                 $0
2000                                          $0                  $0               $0                 $0
1999                                          $0                  $0               $0                 $0


TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS


The following table will list the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year. On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. Accordingly, the information regarding investments in the securities of regular brokers or dealers for the fiscal years ended 2001 relates to such investments made by the Predecessor Fund.



REGULAR BROKER OR DEALER                                             VALUE HELD

N/A


TABLE 9 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of September 20, 2002.


NAME AND ADDRESS                   SHARES          % OF CLASS          % OF FUND
Institutional Shares

Deutsche Bank Securities Inc.  5,940,594.159         88.96%              59.03%
FBO 650-10788-17
P.O. Box 1346
Baltimore, Maryland 21203-1346

A Shares
N/A

APPENDIX C - PERFORMANCE DATA
--------------------------------------------------------------------------------


The following table shows the performance of the Fund as of periods ending June 30, 2002. Prior to september 20, 2002, the Institutional Shares and A Shares of the Fund were classes of the Predecessor Fund. The Predecessor Fund mantained the same objective and similar investment polices to that of the Fund. The performance of the Fund's Institutional Shares and A Shares for periods prior to September 20, 2002 is that of the Institutional shares and A Shares, respectively, of the Predecessor Fund.



                                           1 YEAR          5 YEARS     10 YEARS
RETURN BEFORE TAXES
  Institutional Shares                      6.02%           6.49%         6.23%
  A Shares                                  4.18%           5.19%         6.00%
RETURN AFTER TAXES ON DISTRIBUTIONS
  Institutional Shares                      3.64%           4.02%         3.82%
  A Shares                                  1.90%           3.51%         3.56%
RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES
  Institutional Shares                      3.65%           3.96%         3.78%
  A Shares                                  2.53%           3.52%         3.58%

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)       See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
          (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

   (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

   (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to BrownIA
          Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).


   (9)    Investment   Advisory   Agreement   between   Registrant   and  Shaker
          Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit filed herewith).


(10) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (11) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (12) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Kaleidoscope Fund dated September 20, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(12) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01-500238).

   (13) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).


   (14) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (15) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Intermediate Bond Fund dated September 19, 2002 (Exhibit filed herewith).


(e)(1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).


   (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(7)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).


(f)       None.


(g)(1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund dated June 19, 1997, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(b) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, BrownIA Intermediate Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value
          Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund dated May 19, 1998, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(13)(c) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).


   (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

   (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).


   (6) Shareholder Service Plan of Registrant dated March 1, 2000 (as amended August 1, 2002) relating to BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond (Exhibit filed herewith).


   (7) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (8)    Shareholder  Service  Plan dated April 26,  2001 (as amended  July 29,
          2002) of Registrant relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (9) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(i)(1)    Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).


   (2)    Updated opinion of Seward & Kissel LLP (Exhibit filed herewith).

(j)       Consent of Independent Auditors (Exhibit filed herewith).


(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

   (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (3) Rule 12b-1 Plan for Shaker Fund dated April 26, 2001 (as amended September 11, 2001), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).


   (4) Rule 12b-1 Plan for BrownIA Small-Cap Growth Fund and BrownIA Intermediate Bond Fund (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 115 via EDGAR on July 30, 2002, accession number 0001004402-02-000302).

(n)(1) Rule 18f-3 Plan adopted by Registrant dated December 5, 1997 (as amended May 19, 1998) and relating to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Rule 18f-3 Plan, dated April 26, 2001 (as amended May 13, 2002), adopted by Registrant and relating to Shaker Fund (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (3) Rule 18f-3 Plan for BrownIA Small-Cap Growth Fund and BrownIA Intermediate Bond Fund (Exhibit filed herewith).


(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).


   (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).


   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (7) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

   (8) Code of Ethics adopted by Wells Fargo Fund Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (9) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (10) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (11) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (12) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

   (13) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 90 via EDGAR on March 28, 2001, accession number 0001004402-01-000099).

   (14) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (15) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)  Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(4), (j)(5),
     (j)(6),   (j)(7),  (j)(8),   (j)(9),   (j)(10),   (j)(11)  and  (j)(12)  in
     post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on February 25, 2002, accession number 0001021408-02-002756 ).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Daily Assets Treasury Obligations Fund and Daily Assets Government Fund may be deemed to control Treasury Cash Portfolio and Government Portfolio respectively, each a series of Core Trust (Delaware).


     As of September 26, 2002 Daily Assets Treasury Obligations Fund owned a 35.90% of the voting securities of Treasury Cash Portfolio and Daily Assets Government Fund owned approximately 99.99% of the voting securities of Government Portfolio.

ITEM 25.  INDEMNIFICATION

          In accordance  with Section 3803 of the Delaware  Business  Trust Act,
          Section 10.02 of Registrant's Trust Instrument provides as follows:

          10.02. INDEMNIFICATION

          (a) Subject to the exceptions and limitations contained in Section (b) below:

               (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

               (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
          Person:

               (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A) By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          provided,   however,   that  any  Holder  may,  by  appropriate  legal
          proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          (e) Conditional advancing of indemnification monies under this Section
          5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."


          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; H.M. Payson & Co.; Forum Investment Advisers, LLC, and Bainbridge Capital Management, LLC include language similar to the following:


          "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."


          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; King Investment Advisors, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Investments, LLC; and Trillium Asset Management Corporation provide similarly as follows:


          "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

          With  respect  to  indemnification  of the  underwriter  of the Trust,
          Section 8 of the Distribution Agreement provides:

          (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

          After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

          (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

          (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

          (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
          (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

          (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

          (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

          (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

          (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

          (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)       Forum Investment Advisors, LLC


          The description of Forum Investment Advisors, LLC (investment adviser to Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund) contained in Parts A and B of Post-Effective Amendment No.115 (accession number 0001004402-02-000302) to the Trust's Registration Statement, is incorporated by reference herein.


          The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member


          Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust, LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a trustee and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.


          The following chart reflects the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of companies provides services.

          Name                                 Title                               Business Connection
          .................................... ................................... ...................................
          David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Secretary                           Forum Financial Group, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies
          .................................... ................................... ...................................

          Charles F. Johnson                   Director and Treasurer              Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Director                            Forum Trust, LLC
                                               ................................... ...................................
                                               Treasurer                           Forum Financial Group, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies


          Name                                 Title                               Business Connection
          .................................... ................................... ...................................
          Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Assistant Secretary                 Forum Financial Group, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies
          .................................... ................................... ...................................
          Ben Niles                            Vice President                      Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies
          .................................... ................................... ...................................
          Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies

(b)       H.M. Payson & Co.

          The  description of H.M.  Payson & Co.  (investment  adviser to Payson
          Value Fund and Payson  Balanced  Fund)  contained  in Parts A and B of
          Post-Effective     Amendment     No.     115     (accession     number
          0001004402-02-000302)   to  the  Trust's  Registration   Statement  is
          incorporated by reference herein.


          The following chart reflects the directors and officers of H.M. Payson
          &  Co.,  including  their  business   connections,   which  are  of  a
          substantial  nature.  The address of H.M. Payson & Co. is One Portland
          Square, Portland, Maine 04101.

          Name                                 Title                                Business Connection
          .................................... .................................... ..................................
          Adrian L. Asherman                   Managing Director                    H.M. Payson & Co.
          .................................... .................................... ..................................
          John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
          .................................... .................................... ..................................
          Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
          .................................... .................................... ..................................
          Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
          .................................... .................................... ..................................
          John H. Walker                       Managing Director, President         H.M. Payson & Co.
          .................................... .................................... ..................................
          Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
          .................................... .................................... ..................................
          John C. Knox                         Managing Director                    H.M. Payson & Co.
          .................................... .................................... ..................................
          Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
          .................................... .................................... ..................................
          Michael R. Currie                    Managing Director                    H.M. Payson & Co.
          .................................... .................................... ..................................
          William O. Hall, III                 Managing Director                    H.M. Payson & Co.
          .................................... .................................... ..................................
          William N. Weickert                  Managing Director                    H.M. Payson & Co.

(c)       Austin Investment Management, Inc.


          The  description of Austin  Investment  Management,  Inc.  (investment adviser to Austin  Global  Equity Fund)  contained in Parts A and B of
          Post-Effective     Amendment     No.     116     (accession     number
          0001004402-02-000304)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


          The  following  chart  reflects  the  director  and  officer of Austin
          Investment  Management,  Inc.,  375 Park  Avenue,  New York,  New York
          10152, including his business connections, which are of a substantial nature.

          Name                                 Title                                Business Connection
          .................................... .................................... ..................................
          Peter Vlachos                        Director, President, Treasurer,      Austin Investment Management,
                                               Secretary                            Inc.

(d)       Brown Investment Advisory Incorporated


          The description of Brown Investment Advisory Incorporated ("Brown")(investment adviser to BrownIA Intermediate Bond Fund) contained in Parts A and B of this Trust's Registration Statement, is incorporated by reference herein.

          The description of Brown (investment adviser to BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Intermediate Bond
          Fund) contained in Parts A and B of Post-Effective amendment No. 116 (accession number 0001004402-02-000304) to the Trust's Registration Statement, is incorporated by reference herein.


          The description of Brown (investment  adviser to BrownIA Maryland Bond
          Fund) contained in Parts A and B of Post-Effective amendment No. 103 (accession number 0001004402-01-500238) to the Trust's Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown and Brown Investment Advisory and Trust Company is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Name                                 Title                                Business Connection
          .................................... .................................... ..................................
          Michael D. Hankin                    President                            Brown
                                               .................................... ..................................

                                               Director and Chief Executive         Brown Advisory and Trust Compnay
                                               Officer, Trustee
                                               .................................... ..................................
                                               President                            The Maryland Zoological Society
                                               .................................... ..................................
                                               Trustee                              The Valleys Planning Council

          .................................... .................................... ..................................
          David L. Hopkins, Jr.                Treasurer                            Brown Advisory and Trust Company
                                               .................................... ..................................
                                               Chairman                             Brown
                                               .................................... ..................................
                                               Director                             Westvaco Corporation
                                               .................................... ..................................
                                               Director                             Metropolitan Opera Association
                                               .................................... ..................................
                                               Trustee and Chairman, Finance        Episcopal Church Foundation
                                               Committee
                                               .................................... ..................................
                                               Trustee                              Maryland Historical Society
          .................................... .................................... ..................................
          Edward Dunn III                      Secretary                            Brown Advisory and Trust Company

(e)       Polaris Capital Management, Inc.

          The    description    of    Polaris    Capital    Management,     Inc.
          ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective amendment No. 112 (accession number
          0001004402-02-000211)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The  following  chart  reflects the directors and officers of Polaris, including  their  business  connections,  which  are of a  substantial
          nature.  The  address  of  Polaris  is  125  Summer  Street,   Boston,
          Massachusetts  02110  and,  unless  otherwise  indicated  below,  that address is the  principal  business  address of any company with which the directors and principal executive officers are connected.

          Name                                 Title                                Business Connection
          .................................... .................................... ..................................
          Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
          .................................... .................................... ..................................
          Edward E. Wendell, Jr.               Treasurer                            Polaris
                                               .................................... ..................................
                                               President                            Boston Investor Services, Inc.

(f)       Mastrapasqua & Associates

          The   description  of   Mastrapasqua  &  Associates   ("Mastrapasqua")
          (investment  adviser to  Mastrapasqua  Growth Value Fund) contained in
          Parts A and B of  Post-Effective  amendment No. 103 (accession  number
          0001004402-01-500238)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The   following   chart   reflects  the   directors  and  officers  of
          Mastrapasqua,  including  their business  connections,  which are of a substantial  nature. The address of Mastrapasqua is 814 Church Street,
          Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated
          below,  that address is the principal  business address of any company
          with  which  the  directors  and  principal   executive  officers  are
          connected.

          Name                                 Title                                Business Connection
          .................................... .................................... ..................................
          Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
          .................................... .................................... ..................................
          Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                               Security Analyst

(g)       Trillium Asset Management Corporation

          The  description  of  Trillium  Asset   Management   Corporation  (the
          "Adviser")  (investment  adviser to The  Advocacy  Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 104 (accession  number
          0001004402-01-500264)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


                                       12


          The  following  chart  reflects  the  directors  and  officers  of the
          Adviser,  including  their  business  connections,   which  are  of  a
          substantial nature. The address of the Adviser is 711 Atlantic Avenue,
          Boston,  Massachusetts  02111-2809  and,  unless  otherwise  indicated
          below,  that address is the principal  business address of any company
          with  which  the  directors  and  principal   executive  officers  are
          connected.

          Name                                 Title                             Business Connection
          .................................... ................................. .....................................
          Joan Bavaria                         President, Board of Directors     Adviser
                                               Member, Treasurer
                                               ................................. .....................................
                                               President, Treasurer and          FRDC California Corporation
                                               Director                          (dissolved)
                                               ................................. .....................................
                                               President, Treasurer and          Franklin Insight, Inc. (Purchased
                                               Director  (formerly)              by the Adviser)
                                               ................................. .....................................
                                               Founding Co-Chair                 Coalition for Environmentally
                                                                                 Responsible Economies
                                                                                 Boston, MA
                                               ................................. .....................................
                                               Director (formerly)               Green Seal
                                                                                 Washington, DC
                                               ................................. .....................................
                                               Director                          Lighthawk
                                                                                 San Francisco, CA
                                               ................................. .....................................
                                               Advisory Board                    The Greening of Industry
                                                                                 Worcester, MA
                                               ................................. .....................................
                                               Director (formerly)               Social Investment Forum
                                                                                 Boston, MA
                                               ................................. .....................................
                                               Chair (formerly)                  National Advisory Committee for
                                                                                 Policy and Technology's
                                                                                 Subcommittee, Community Based
                                                                                 Environmental Policy
                                                                                 Washington, DC
          .................................... ................................. .....................................
          Patrick J. McVeigh                   Executive Vice President          Adviser
                                               ................................. .....................................
                                               Director                          SEED Haiti Community Development
                                                                                 Loan Fund
                                                                                 99 High Street,
                                                                                 Brookline, MA 02445
          .................................... ................................. .....................................
          Shelley Alpern                       Director, Assistant Vice          Adviser
                                               President
                                               ................................. .....................................
                                               Student (formerly)                University of Texas
                                                                                 Austin, TX
          .................................... ................................. .....................................
          Samuel B. Jones, Jr., CFA            Senior Vice President, Chief      Adviser
                                               Investment Officer
                                               ................................. .....................................
                                               Chairman 1991-1997                Standards and Policy Subcommittee,
                                               Member 1982-1999                  Association for Investment
                                                                                 Management and Research
                                                                                 Charlottesville, VA 22903
                                               ................................. .....................................
                                               Member (formerly)                 Council of Examiners, Institute of
                                                                                 Chartered Financial Analysts
                                                                                 Charlottesville, VA 22903
          .................................... ................................. .....................................
          F. Farnum Brown, Jr., Ph.D.          Senior Vice President             Adviser
                                                                                 327 West Main Street
                                                                                 Durham, NC 27701-3215
                                               ................................. .....................................
                                               Director (until 6/98)             Durham Community Land Trust
                                                                                 1401 Morehead Avenue
                                                                                 Durham, NC 27707
          .................................... ................................. .....................................
          Susan Baker Martin                   Vice President                    Adviser
                                               ................................. .....................................
                                               Trustee                           Congregational Church of South
                                                                                 Dartmouth
                                                                                 Middle Street
                                                                                 Dartmouth, MA


                                       13



          Name                                 Title                             Business Connection
          .................................... ................................. .....................................
          Lisa Leff, CFA                       Vice President                    Adviser
                                               ................................. .....................................
                                               Director and Employee (until      Smith Barney Asset Management
                                               1999)                             388 Greenwich Street
                                                                                 New York, NY 10013
                                               ................................. .....................................
                                               Director (until 1999)             Social Investment Forum
                                                                                 Washington, DC
                                               ................................. .....................................
                                               Founder and Co-Chair (until       Social Investment Security Analysts
                                               1999)                             Group, New York Society of Security
                                                                                 Analysts
                                                                                 New York, NY
                                               ................................. .....................................
                                               Director                          Verite
                                                                                 Amherst, MA
                                               ................................. .....................................
                                               Director (until 1999)             Maternity Center Association
                                                                                 23rd and Park Avenue
                                                                                 New York, NY
          .................................... ................................. .....................................
          Stephanie R. Leighton, CFA           Vice President                    Adviser
                                               ................................. .....................................
                                               Treasurer                         Local Enterprise Assistance Fund,
                                                                                 Boston, MA
                                               ................................. .....................................
                                               Executive Committee Member        New England Chapter of the Social
                                                                                 Investment Forum
                                                                                 Boston, MA
          .................................... ................................. .....................................
          Cheryl I. Smith, CFA                 Vice President                    Adviser
                                               ................................. .....................................
                                               Finance Committee (Director,      Resist
                                               formerly)                         259 Elm Street, Suite 201
                                                                                 Somerville, MA 02144
                                               ................................. .....................................
                                               Treasurer                         Performing Artists at Lincoln School
                                                                                 Kennard Road
                                                                                 Brookline, MA 02445
          .................................... ................................. .....................................
          Eric Becker, CFA                     Vice President                    Adviser
                                               ................................. .....................................
                                               Director                          Interlock Media, Inc.
                                                                                 Cambridge, MA
          .................................... ................................. .....................................
          Linnie McLean                        Senior Vice President             Adviser
                                               ................................. .....................................
                                               Loan Committee                    Boston Community Loan Fund
                                                                                 Boston, MA
          .................................... ................................. .....................................
          Patricia L. Davidson                 Vice President                    Adviser
                                               ................................. .....................................
                                               Member                            Program Committee, The Women's
                                                                                 Foundation
                                                                                 340 Pine Street
                                                                                 San Francisco, CA
          .................................... ................................. .....................................
          Diane M. DeBono                      Senior Vice President             Adviser
          .................................... ................................. .....................................
          James Crawford, JD                   Board of Directors Member         Adviser
                                               ................................. .....................................
                                               Professor, Associate Dean         University of California,
                                               (retired)                         Berkley, CA
          .................................... ................................. .....................................
          Thomas Gladwin, Ph.D.                Board of Directors Member         Adviser
                                               ................................. .....................................
                                               Professor                         New York University
                                                                                 Stern School of Business
                                                                                 44 W. 4th Street
                                                                                 New York, NY
                                               ................................. .....................................
                                               Max McGraw Professorship of       University of Michigan
                                               Sustainable Enterprise and        Ann Arbor, MI 48109
                                               Associated Directorship
          .................................... ................................. .....................................
          Robert Glassman                      Board of Directors Member         Adviser
                                               ................................. .....................................
                                               Chairman and Co-Chairman          Wainwright Bank & Trust Company
                                                                                 63 Franklin Street


                                       14


          Name                                 Title                             Business Connection
          .................................... ................................. .....................................
          Robert Glassman (cont)                                                 Boston, MA 02110
                                               ................................. .....................................
                                               Chairman Investment Committee     The Boston Foundation
                                                                                 Boston, MA
          .................................... ................................. .....................................
          Sally Greenberg, JD                  Board of Directors Member         Adviser
                                               ................................. .....................................
                                               Senior Product Safety Counsel     Consumers Union
                                                                                 1666 Connecticut Avenue N.W.
                                                                                 Washington, DC 20009
                                               ................................. .....................................
                                               President (past)                  Massachusetts Women's Bar
                                                                                 Association
                                                                                 Boston, MA
                                               ................................. .....................................
                                               Eastern States Civil Rights       Anti-Defamation League
                                               Counsel                           1 Lincoln Plaza
                                                                                 Boston, MA
          .................................... ................................. .....................................
          Charles Grigsby                      Board of Directors Member         Adviser
                                               ................................. .....................................
                                               Senior Vice President             Mass Capital Resource Company
                                                                                 420 Boylston Street
                                                                                 Boston, MA 02116
                                               ................................. .....................................
                                               Director and Acting Deputy        City of Boston Neighborhood
                                                                                 Development Department
                                                                                 26 Court Street
                                                                                 Boston, MA 02108
                                               ................................. .....................................
                                               Member (formerly)                 Federal Reserve Bank Small
                                                                                 Business Advisory Committee
                                               ................................. .....................................
                                               Member (formerly)                 Massachusetts State Board of
                                                                                 Education
          .................................... ................................. .....................................
          Milton Moskowitz                     Board of Directors Member         Adviser
                                               ................................. .....................................
                                               Writer                            Mill Valley, CA 94941
          .................................... ................................. .....................................
          Carol O'Cleireacain, Ph.D.           Board of Directors Member         Adviser
                                               ................................. .....................................
                                               Economic Consultant               New York, NY
                                               ................................. .....................................
                                               Senior Fellow                     Brookings Institution, Center on
                                                                                 Urban and Metropolitan Policy
                                                                                 1775 Massachusetts Avenue N.W.,
                                                                                 Washington, DC 20036
                                               ................................. .....................................
                                               Chair (formerly)                  Council of Institutional
                                                                                 Investors Executive Committee
          .................................... ................................. .....................................
          John Plukas                          Board of Directors Member         Adviser
                                               ................................. .....................................
                                               President and Co-Chairman         Wainwright Bank & Trust Company
                                                                                 63 Franklin Street
                                                                                 Boston, MA 02110
                                               ................................. .....................................
                                               Director                          New England Foundation for the Arts
                                                                                 Boston, MA
          .................................... ................................. .....................................
          George Rooks                         Portfolio Manager, Board of       Adviser
                                               Directors Member
                                               ................................. .....................................
                                               President and Owner               Heritage Capital Management
                                                                                 31 Milk Street
                                                                                 Boston, MA
                                               ................................. .....................................
                                               President and Owner               Heritage Capital Management
                                                                                 31 Milk Street
                                                                                 Boston, MA
                                               ................................. .....................................
                                               Investment Manager                J.L. Kaplan Associates
                                                                                 29 Commonwealth Avenue
                                                                                 Boston, MA
                                               ................................. .....................................
                                               President (formerly)              First Capital Corporation of
                                                                                 Boston


                                       15


          Name                                 Title                             Business Connection
          .................................... ................................. .....................................
          George Rooks (cont)                                                    Boston, MA
                                               ................................. .....................................
                                               President (formerly)              First Venture Capital Corporation
                                                                                 Boston, MA
                                               ................................. .....................................
                                               Portfolio Manager (formerly)      BankBoston
                                                                                  Boston, MA
                                               ................................. .....................................
                                               Trustee                           Jewish Federation of the North
                                                                                 Shore
                                                                                 Boston, MA
          .................................... ................................. .....................................
          Elliot Sclar, Ph.D.                  Chairman, Board of Directors      Adviser
                                               ................................. .....................................
                                               Professor                         Columbia University School of
                                                                                 Architecture
                                                                                 New York, NY
                                               ................................. .....................................
                                               Director, Vice President          Franklin Insight, Inc.
                                               (Formerly)
                                               ................................. .....................................
                                               Director                          Wainwright Bank & Trust
                                                                                 Company
                                                                                 63 Franklin Street
                                                                                 Boston, MA 02110
          .................................... ................................. .....................................
          William Torbert, Ph.D.               Board of Directors Member         Adviser
                                               ................................. .....................................
                                               Professor                         Boston College
                                                                                 Chestnut Hill, MA

(h)       Wells Fargo Funds Management, LLC

          The   description  of  Wells  Fargo  Funds   Management,   LLC  (Funds
          Management),  a  wholly-owned  subsidiary  of Wells Fargo Bank,  N.A., investment  sub-advisor for the Index  Portfolio,  the series of Wells
          Fargo Core Trust in which  Equity  Index Fund  invests,  contained  in
          Parts A and B of  Post-Effective  amendment No. 108 (accession  number
          0001004402-02-000054)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein. To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years  engaged in any other  business, profession,  vocation or employment of a  substantial  nature,  except that they also hold various  positions with and engage in business for
          Wells Fargo Bank.

(i)       Wells Capital Management Incorporated

          The description of Wells Capital  Management  Incorporated  ("WCM"), a
          wholly-owned   subsidiary  of  Wells  Fargo  Bank,  N.A.,   investment
          sub-advisor  for the Index  Portfolio,  the series of Wells Fargo Core
          Trust in which Equity Index Fund  invests,  contained in Parts A and B
          of    Post-Effective    amendment    No.   108    (accession    number
          0001004402-02-000054)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference  herein. To the knowledge of the Registrant, none of the  directors  or  officers of WCM is or has been at any time during  the past two  fiscal  years,  engaged  in any other  business, profession, vocation or employment of a substantial nature.


(j)       Shaker Investments, LLC

          The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
          Amendment  No.  116  (accession  number  0001004402-02-000304)  to the
          Trust's Registration Statement, is incorporated by reference herein.


          The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300,
          Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Name                                 Title                             Business Connection
          .................................... ................................. .....................................
          Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                               Officer and Director
          .................................... ................................. .....................................
          David Rogers Webb                    Executive Vice President and      Shaker
                                               Director
          .................................... ................................. .....................................
          Adam Sanders Solomon                 Chairman of the Board and         Shaker
                                               Director
                                               ................................. .....................................

(k)       Adams, Harkness & Hill, Inc.

          The description of Adams,  Harkness & Hill, Inc.  ("AHH")  (investment adviser for Winslow  Green Growth Fund)  contained in Parts A and B of
          Post-Effective     Amendment     No.     111     (accession     number
          0001004402-02-000167)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts
          02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Name                                 Title                               Business Connection
          .................................... ................................... ...................................
          John W Adams                         Chairman and Chief Executive        AHH
                                               Officer
          .................................... ................................... ...................................
          Steven B. Frankel                    Managing Director                   AHH
                                               ................................... ...................................
          .................................... ................................... ...................................
          Sharon Lewis                         Managing Director                   AHH
          .................................... ................................... ...................................
          Timothy J. McMahon                   Managing Director                   AHH
          .................................... ................................... ...................................
          Theodore L. Stebbins                 Managing Director                   AHH
          .................................... ................................... ...................................
          Greg Benning                         Managing Director                   AHH
          .................................... ................................... ...................................
          Greg Brown                           Managing Director                   AHH
          .................................... ................................... ...................................
          Lawrence F. Calahan, II              Managing Director                   AHH
          .................................... ................................... ...................................
          Cynthia A. Cycon                     Managing Director                   AHH
          .................................... ................................... ...................................
          Francis J. Dailey                    Managing Director                   AHH
          .................................... ................................... ...................................
          Rick Franco                          Managing Director                   AHH
          .................................... ................................... ...................................
          Joseph W. Hammer                     Managing Director                   AHH
          .................................... ................................... ...................................
          James Kedersha                       Managing Director                   AHH
          .................................... ................................... ...................................
          Russell W. Landon                    Managing Director                   AHH
          .................................... ................................... ...................................
          Benjamin A. Marsh                    Managing Director                   AHH
          .................................... ................................... ...................................
          Paul M. Mazzarella                   Managing Director                   AHH
          .................................... ................................... ...................................
          Danny McDonald                       Managing Director                   AHH
          .................................... ................................... ...................................
          James O'Hare                         Managing Director                   AHH
          .................................... ................................... ...................................
          Matthew W. Patsky                    Managing Director                   AHH
          .................................... ................................... ...................................
          Joseph Ranieri                       Managing Director                   AHH
          .................................... ................................... ...................................
          Ronald D. Ree                        Managing Director                   AHH
          .................................... ................................... ...................................
          Jack Robinson                        Managing Director                   AHH
          .................................... ................................... ...................................
          Christopher Sands                    Managing Director                   AHH
          .................................... ................................... ...................................
          Jamie Simms                          Managing Director                   AHH
          .................................... ................................... ...................................
          John Tesoro                          Managing Director                   AHH
          .................................... ................................... ...................................
          Harry E. Wells III                   Managing Director and Clerk         AHH
          .................................... ................................... ...................................
          Carol Werther                        Managing Director                   AHH
          .................................... ................................... ...................................
          Deborah Widener                      Managing Director                   AHH
          .................................... ................................... ...................................
          Sam Wilkins III                      Managing Director                   AHH
          .................................... ................................... ...................................
          Frederick L. Wolf                    Managing Director                   AHH
          .................................... ................................... ...................................
          Allyn C. Woodward Jr.                President and Managing Director     AHH
          .................................... ................................... ...................................
          Stephen Zak                          Managing Director, CFO and          AHH
                                               Treasurer
          .................................... ................................... ...................................
          J. Eric Anderson                     Principal                           AHH
          .................................... ................................... ...................................
          Nancy R. Atcheson                    Principal                           AHH
          .................................... ................................... ...................................
          Barry Bocklett                       Principal                           AHH
          .................................... ................................... ...................................
          Susan Braverman-Lione                Principal                           AHH
          .................................... ................................... ...................................
          Blaine Carroll                       Principal                           AHH
          .................................... ................................... ...................................
          Thomas C. Cochran III                Principal                           AHH
          .................................... ................................... ...................................
          Mike Comerford                       Principal                           AHH
          .................................... ................................... ...................................
          James Corscadden                     Principal                           AHH
          .................................... ................................... ...................................
          Gordon Cromwell                      Principal                           AHH
          .................................... ................................... ...................................
          Vernon Essi                          Principal                           AHH
          .................................... ................................... ...................................
          Rick Faust                           Principal                           AHH
          .................................... ................................... ...................................
          Elizabeth T. Harbison                Principal                           AHH
          .................................... ................................... ...................................


                                       17


          Name                                 Title                               Business Connection
          .................................... ................................... ...................................
          Robert H. Johnson                    Principal                           AHH
          .................................... ................................... ...................................
          Chris Leger                          Principal                           AHH
          .................................... ................................... ...................................
          Jeff McCloskey                       Principal                           AHH
          .................................... ................................... ...................................
          John F. Murphy                       Principal                           AHH
          .................................... ................................... ...................................
          Bridget O'Brien                      Principal                           AHH
          .................................... ................................... ...................................
          Ben Z. Rose                          Principal                           AHH
          .................................... ................................... ...................................
          Robert Sheppard                      Principal                           AHH
          .................................... ................................... ...................................
          Howard Silfen                        Principal                           AHH
          .................................... ................................... ...................................
          Gordon L. Szerlip                    Principal                           AHH
          .................................... ................................... ...................................
          David Thibodeau                      Principal                           AHH
          .................................... ................................... ...................................
          Charles Trafton                      Principal                           AHH
          .................................... ................................... ...................................
          Mark E. Young                        Principal                           AHH
          .................................... ................................... ...................................
          Alexandra Adams                      Vice President                      AHH
          .................................... ................................... ...................................
          Alexander Arnold                     Vice President                      AHH
          .................................... ................................... ...................................
          Greg Beloff                          Vice President                      AHH
          .................................... ................................... ...................................
          Joe Bruno                            Vice President                      AHH
          .................................... ................................... ...................................
          Jerry Buote                          Vice President                      AHH
          .................................... ................................... ...................................
          Joe Buttarazzi                       Vice President                      AHH
          .................................... ................................... ...................................
          Peter Cahill                         Vice President                      AHH
          .................................... ................................... ...................................
          Sarah Cannon                         Vice President                      AHH
          .................................... ................................... ...................................
          Joe Ciardi                           Vice President                      AHH
          .................................... ................................... ...................................
          Ben Conway                           Vice President                      AHH
          .................................... ................................... ...................................
          Dan Coyne                            Vice President                      AHH
          .................................... ................................... ...................................
          Matthew Epstein                      Vice President                      AHH
          .................................... ................................... ...................................
          Frank Gaul                           Vice President                      AHH
          .................................... ................................... ...................................
          James Jasinski                       Vice President                      AHH
          .................................... ................................... ...................................
          Michael Landry                       Vice President                      AHH
          .................................... ................................... ...................................
          Tim Leland                           Vice President                      AHH
          .................................... ................................... ...................................
          Jeff Liguori                         Vice President                      AHH
          .................................... ................................... ...................................
          Michael Moses                        Vice President                      AHH
          .................................... ................................... ...................................
          Cindy Mulica                         Vice President                      AHH
          .................................... ................................... ...................................
          Sandra Notardonato                   Vice President                      AHH
          .................................... ................................... ...................................
          Channing Page                        Vice President                      AHH
          .................................... ................................... ...................................
          Lynn Pieper                          Vice President                      AHH
          .................................... ................................... ...................................
          Andrew Pojani                        Vice President                      AHH
          .................................... ................................... ...................................
          Ryan Rauch                           Vice President                      AHH
          .................................... ................................... ...................................
          Felicia Reed                         Vice President                      AHH
          .................................... ................................... ...................................
          Laura Richardson                     Vice President                      AHH
          .................................... ................................... ...................................
          Marvin Ritchie                       Vice President                      AHH
          .................................... ................................... ...................................
          Patrick Sherbrooke                   Vice President                      AHH
          .................................... ................................... ...................................
          Jeffrey Sihpol                       Vice President                      AHH
          .................................... ................................... ...................................
          Jonathan Skinner                     Vice President                      AHH
          .................................... ................................... ...................................
          Amalia Spera                         Vice President                      AHH
          .................................... ................................... ...................................
          Jennifer St. Germain                 Vice President                      AHH
          .................................... ................................... ...................................
          Curtis Thom                          Vice President                      AHH
          .................................... ................................... ...................................
          Lisa Thors                           Vice President                      AHH
          .................................... ................................... ...................................
          Katie Tiger                          Vice President                      AHH
          .................................... ................................... ...................................
          Scott Van Winkle                     Vice President                      AHH
          .................................... ................................... ...................................
          Tim Vetrano                          Vice President                      AHH
          .................................... ................................... ...................................
          Kevin Wagner                         Vice President                      AHH
          .................................... ................................... ...................................
          Rebecca Warsofsky                    Vice President                      AHH


                                       18


(l)       D.F. Dent and Company, Inc.

          The  description  of  D.F.  Dent  and  Company,   Inc.  ("D.F.  Dent")
          (investment  adviser for DF Dent  Premier  Growth  Fund)  contained in
          Parts A and B of  Post-Effective  amendment No. 98  (accession  number
          0001004402-01-500127)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.

          The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore,
          Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Name                                 Title                                Business Connection
          .................................... .................................... ..................................
          Daniel F. Dent                       President                            D.F. Dent
          .................................... .................................... ..................................
          Sutherland C. Ellwood                Vice President                       D.F. Dent
          .................................... .................................... ..................................
          Thomas F. O'Neil                     Vice President                       D.F. Dent
          .................................... .................................... ..................................
          Linda W. McCleary                    Vice President                       D.F. Dent


(m)       King Investment Advisors, Inc.

          The description of King Investment Advisors, Inc. ("King") (investment
          adviser  to   Fountainhead   Special   Value  Fund  and   Fountainhead
          Kaleidoscope  Fund)  contained  in  Parts  A and  B of  Post-Effective amendment  No.  109  (accession  number  0001004402-02-000090)  to the
          Trust's Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400,
          Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

          Name                                 Title                                Business Connection
          .................................... .................................... ..................................
          Roger E. King                        Chairman and President               King
          .................................... .................................... ..................................
          John R. Servis                       Director                             King
                                               .................................... ..................................
                                               Owner, Commercial Real Estate        John R. Servis Properties
                                                                                    602 Hallie, Houston, TX  77024
          .................................... .................................... ..................................
          Pat H. Swanson                       Compliance Officer                   King
          .................................... .................................... ..................................
          Jane D. Lightfoot                    Secretary/Treasurer                  King


(n)       Bainbridge Capital Management, LLC.

          The description of Bainbridge  Capital  Management,  LLC,  (investment adviser to Investors  Bond Fund and TaxSaver  Bond Fund)  contained in
          Parts A and B of  Post-Effective  Amendment No. 116 (accession  number
          0001004402-02-000304)   to  the  Trust's  Registration  Statement,  is
          incorporated by reference herein.


          Name                                 Title                                Business Connection
          .................................... ................................... ...................................
          David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Secretary                           Forum Financial Group, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies
          .................................... ................................... ...................................
          Charles F. Johnson                   Director and Treasurer              Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Director                            Forum Trust, LLC
                                               ................................... ...................................
                                               Treasurer                           Forum Financial Group, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies
          .................................... ................................... ...................................
          Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Assistant Secretary                 Forum Financial Group, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies
          .................................... ................................... ...................................
          Ben Niles                            Vice President                      Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies
          .................................... ................................... ...................................
          Fred Skillin                         Assistant Treasurer                 Forum Investment Advisors, LLC
                                               ................................... ...................................
                                               Officer                             Other Forum affiliated companies


                                       19


ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the
         Investment Company Act of 1940, as amended:

         Century Capital Management Trust                ICM Series Trust
         The Cutler Trust                                Monarch Funds
         Forum Funds                                     NBP TrueCrossing Funds
         Henderson Global Funds                          Sound Shore Fund, Inc.

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                        Director                           Chairman, President
         ..................................... .................................. ...................................
         Stacey E. Hong                        Treasurer                          Treasurer

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.


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


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 27, 2002.


                                        FORUM FUNDS


                                        By:/s/ John Y. Keffer
                                           -------------------------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 27, 2002.


(a)      Principal Executive Officer

         /s/ John Y. Keffer
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer


         /s/ Stacey E. Hong
         --------------------------------------------
         Stacey E. Hong
         Treasurer


(c)      A majority of the Trustees

         /s/ John Y. Keffer
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:/s/ John Y. Keffer
            -----------------------------------------
         John Y. Keffer
         Attorney in fact*

*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.


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


                                INDEX TO EXHIBITS



(d)(9) Investment Advisory Agreement between Registrant and Shaker Investments, LLC.

(d)(15) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated.

(h)(6) Shareholder Service Plan of Registrant relating to BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund.


(i)(2)  Updated opinion of Seward & Kissel LLP.

(j)     Consent of Independent Auditors.


(n)(3)  Rule  18f-3  Plan  for  BrownIA   Small-Cap   Growth  Fund  and  BrownIA
        Intermediate Bond Fund.



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